BASIS OF PRESENTATION AND ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND ACCOUNTING POLICIES	BASIS OF PRESENTATION AND ACCOUNTING POLICIES
Preparation of the condensed consolidated financial statements
The condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2020 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report for the year ended December 31, 2019, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on July 31, 2020 by the Company’s Board of Directors.
Significant accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2019.
On January 1, 2020, the Company adopted the following amendments which did not have a material impact on the condensed consolidated financial statements of the Company:
•Revised "Conceptual Framework for Financial Reporting" published by the IASB on March 29, 2018, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation and disclosure and must be applied retrospectively unless retrospective application would be impracticable or involve undue cost or effort.
•Amendments to IFRS 3 "Business Combinations" issued by the IASB on October 22, 2018, which include the definition of a business aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets.
•Amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" issued by the IASB on October 31, 2018 to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves.
•Interest Rate Benchmark Reform, amendments to IFRS 9, IAS 39 and IFRS 7 published by the IASB on September 26, 2019. These amendments provide relief from the specific hedge accounting requirements and must be applied retrospectively, so that entities would apply those hedge accounting requirements (highly probable forecast transaction and prospective effectiveness test under IFRS 9 which is applied by the Company) assuming that the interest rate benchmark is not altered as a result of the interest rate benchmark reform.
On June 1, 2020, the Company adopted the amendment to IFRS 16 Leases issued by the IASB on May 28, 2020 addressing COVID-19 related rent concessions. The amendment allows entities to elect, as a practical expedient and if certain criteria are met, not to assess whether a rent concession is a lease modification, therefore recognizing the change in lease expense immediately in the statement of profit or loss. ArcelorMittal elected to apply the practical expedient and applied it retrospectively in accordance with IAS 8, without any restatement of prior period figures. The amendment did not have a material impact on the condensed consolidated financial statements of the Company.
Use of judgment and estimates
The preparation of condensed consolidated financial statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.